SIGNIFICANT ACCOUNTING POLICIES (Details 3) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Accounting Policies [Line Items]
Assets		S/ 177,263,201	[1]	S/ 170,472,283	[1]	S/ 156,435,000
Liabilities		152,997,125		148,218,580		136,319,000
Equity		24,266,076		22,253,703		20,116,511	S/ 16,727,570
Net income (loss)		S/ 4,071,305		S/ 4,181,648		S/ 3,609,980
Banco de Credito del Peru S.A. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[2]	Banking, Peru
Percentage of interest (direct and indirect)	[2]	97.71%		97.69%
Assets		S/ 144,768,951		S/ 139,658,667
Liabilities		127,683,654		124,107,841
Equity		17,085,297		15,550,826
Net income (loss)		S/ 3,391,015		S/ 3,036,929
Pacifico Compania de Seguros y Reaseguros S.A. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[3]	Insurance, Peru
Percentage of interest (direct and indirect)	[3]	98.79%		98.79%
Assets		S/ 12,222,763		S/ 11,402,998
Liabilities		9,590,768		8,558,149
Equity		2,631,995		2,844,849
Net income (loss)		S/ 353,292		S/ 325,008
Credicorp Capital Ltd. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[4]	Capital markets, Bermuda
Percentage of interest (direct and indirect)	[4]	100.00%		100.00%
Assets		S/ 3,393,325		S/ 3,731,930
Liabilities		2,695,499		2,943,210
Equity		697,826		788,720
Net income (loss)		S/ 35,191		S/ 77,963
Inversiones Credicorp Bolivia S A and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[5]	Banking, Bolivia
Percentage of interest (direct and indirect)	[5]	99.96%		99.96%
Assets		S/ 10,020,148		S/ 9,153,381
Liabilities		9,239,568		8,458,813
Equity		780,580		694,568
Net income (loss)		S/ 99,402		S/ 96,826
Atlantic Security Holding Corporation and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[6]	Capital Markets, Cayman islands
Percentage of interest (direct and indirect)	[6]	100.00%		100.00%
Assets		S/ 6,607,494		S/ 7,034,717
Liabilities		5,395,262		6,206,861
Equity		1,212,232		827,856
Net income (loss)		S/ 351,425		S/ 187,132
CCR Inc [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[7]	Special purpose Entity, Bahamas
Percentage of interest (direct and indirect)	[7]	100.00%		100.00%
Assets		S/ 543,113		S/ 667,170
Liabilities		543,896		670,132
Equity		(783)		(2,962)
Net income (loss)		S/ 2,179		S/ 14,018
Prima AFP S.A [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[8]	Private pension fund administrator, Peru
Percentage of interest (direct and indirect)	[8]	100.00%		100.00%
Assets		S/ 874,649		S/ 882,917
Liabilities		241,307		263,717
Equity		633,342		619,200
Net income (loss)		S/ 139,586		S/ 140,082
Grupo Credito S.A [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[9]	Holding, Peru
Percentage of interest (direct and indirect)	[9]	100.00%		100.00%
Assets		S/ 424,738		S/ 208,049
Liabilities		41,648		241,237
Equity		383,090		(33,188)
Net income (loss)		S/ 15,603		S/ (31,089)

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).
[2]	BCP was established in 1889 and its activities are regulated by the SBS. Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “Mibanco”), a banking entity in Peru oriented towards the micro and small business sector. At December 31, 2018, the assets, liabilities, equity and net income of Mibanco amount to approximately S/13,220.3 million, S/11,321.8 million, S/1,898.5 million and S/462.1million, respectively (S//12,363.0 million, S/10,666.5 million, S/1,696.5 million, and S/399.1 million, respectively at December 31, 2017).
[3]	Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales and Crediseguro Seguros Generales, and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.
[4]	Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Capital Holding Colombia (owner of Credicorp Capital Colombia), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. Credicorp Capital Perú has the principal function of a holding company of shares, participations, and securities in general, provision of financial and corporate advisory services, and property investment. At December 31, 2018 and 2017, Credicorp Capital Peru holds as Subsidiaries, Credicorp Capital Sociedad Agente de Bolsa S.A., Credicorp Capital S.A. Sociedad Administradora de Fondos, Credicorp Capital Servicios Financieros S.A. and Credicorp Capital Sociedad Titulizadora S.A., member companies of the Investment Banking Group in Peru.
[5]	Inversiones Credicorp Bolivia S.A. (hereinafter ICBSA) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products. Its principal Subsidiary is Banco de Crédito de Bolivia (hereinafter BCB), a commercial bank which operates in Bolivia. At December 31, 2018, the assets, liabilities, equity and net profit of BCB were approximately S/9,956.9 million, S/9,265.8 million, S/691.1 million and S/78.3 million, respectively (S/9,118.4 million, S/8,481.7 million, S/636.7 million and S/75.4 million, respectively at December 31, 2017).
[6]	Its most important Subsidiary is Atlantic Security Bank (ASB), which is incorporated in the Cayman Islands and operates through branches and offices in Grand Cayman and the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.
[7]	CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 16(a)(iii). These loans are collateralized by transactions performed by BCP.
[8]	Prima AFP is a private pension fund and its activities are regulated by the SBS.
[9]	The main activity of Grupo Crédito is to invest in shares listed in the Peruvian- Stock Exchange and in unlisted shares of Peruvian companies. It also holds the Group’s shares in BCP, and Inversiones Credicorp Bolivia, Prima AFP and Pacífico Seguros. Grupo Crédito’s balances are presented net of its investments in said entities.